Shareholder Fees - Invesco Nasdaq 100 Index Fund - Class R6	Oct. 13, 2020
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none